Nature of business	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Nature of business

Note 1 - Nature of business

RedCloud Holdings PLC (“RedCloud Holdings”), together with its wholly-owned subsidiaries (collectively, the “Company” or “RedCloud Group”), operates a business-to-business intelligence infrastructure for global trade, RedAI. The Company’s infrastructure facilitates digital trade in Nigeria, South Africa, Brazil and Argentina, with supporting operations and cost centers located in the United Kingdom and Portugal.

The Company provides services through the RedAI infrastructure, enabling commerce between registered users. Buyers, typically small-to-medium merchants, can purchase fast-moving consumer goods (“FMCG”) from sellers, including brands and distributors, connected through the Red101 trading network. RedAI incorporates CORE, the Company’s trade-execution engine, and RAID, its prediction engine, which support the analysis and execution of FMCG trade. The Company also provides data analytics and market insights.

The Company generates revenue primarily through subscription and transaction-based fees associated with activity across the RedAI infrastructure.